UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   45 Rockefeller Plaza, Suite 1440
           New York, NY, 10111
           -----------------------------------------------------

Form 13F File Number: 28-07476
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                     New York, NY                     02/09/2005
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           75
                                         -----------
Form 13F Information Table Value Total:     $221,949
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
3M COMPANY                     COM              88579y101     6050   73719 SH       Sole             10945      0  62774
ABBOTT LABORATORIES            COM              002824100      200    4292 SH       Sole                 0      0   4292
AETNA INC NEW COM              COM              00817Y108      206    1650 SH       Sole                 0      0   1650
ALTRIA GROUP INC               COM              02209s103     1589   26000 SH       Sole                 0      0  26000
AMERICAN EXPRESS COMPANY       COM              025816109      706   12526 SH       Sole                 0      0  12526
AMERICAN INTERNATIONAL GROUP I COM              026874107     1559   23744 SH       Sole                 0      0  23744
ARMOR HLDGS INC COM            COM              042260109     8018  170527 SH       Sole             26177      0 144350
BANK OF AMER CORP              COM              060505104     6397  136125 SH       Sole             22825      0 113300
BRISTOL MYERS SQUIBB CO        COM              110122108     1091   42571 SH       Sole                 0      0  42571
CHEVRONTEXACO CORP             COM              166764100     5678  108133 SH       Sole             15875      0  92258
CISCO SYSTEMS INC              COM              17275r102     2472  127963 SH       Sole              1263      0 126700
CITIGROUP INC                  COM              172967101     6595  136876 SH       Sole             18871      0 118005
CLARUS CORP DEL                COM              182707109      357   39650 SH       Sole                 0      0  39650
COCA COLA CO                   COM              191216100     5253  126147 SH       Sole             21100      0 105047
COLGATE PALMOLIVE CO           COM              194162103      517   10100 SH       Sole                 0      0  10100
COMCAST CORPORATION NEW SPL CL COM              20030n200     7140  217430 SH       Sole             35725      0 181705
DEERE & CO COM                 COM              244199105      626    8418 SH       Sole                 0      0   8418
DELL COMPUTER CORP             COM              24702R101     7306  173375 SH       Sole             31850      0 141525
DOW CHEMICAL CO                COM              260543103      331    6678 SH       Sole                 0      0   6678
E I DU PONT DE NEMOURS & CO    COM              263534109      294    6000 SH       Sole              3000      0   3000
EMERSON ELECTRIC CO            COM              291011104      464    6626 SH       Sole                 0      0   6626
EQUITABLE RES INC COM          COM              294549100      294    4850 SH       Sole                 0      0   4850
EXXON MOBIL CORP               COM              30231g102    13234  258177 SH       Sole             28025      0 230152
FEDEX CORP COM                 COM              31428X106      323    3275 SH       Sole              2775      0    500
GENERAL ELECTRIC CO            COM              369604103    13193  361450 SH       Sole             42875      0 318575
GENERAL MILLS INC              COM              370334104      477    9600 SH       Sole                 0      0   9600
GENERAL MOTORS CORP COM        COM              370442105      667   16646 SH       Sole                 0      0  16646
GETTY IMAGES INC               COM              374276103      220    3200 SH       Sole              3200      0      0
GILLETTE CO                    COM              375766102     8133  181621 SH       Sole             29250      0 152371
GOLDMAN SACHS GROUP INC        COM              38141g104     5455   52430 SH       Sole              8925      0  43505
HARTFORD FINANCIAL SERVICES GR COM              416515104      178    2569 SH       Sole                 0      0   2569
HOME DEPOT INC                 COM              437076102     6657  155766 SH       Sole             20599      0 135167
HONEYWELL INTL INC             COM              438516106     5325  150372 SH       Sole             28200      0 122172
INTEL CORP                     COM              458140100     6298  269276 SH       Sole             51250      0 218026
INTERNATIONAL BUSINESS MACHINE COM              459200101     1279   12976 SH       Sole                 0      0  12976
J P MORGAN CHASE & CO          COM              46625h100     5851  149997 SH       Sole             24350      0 125647
JOHNSON & JOHNSON              COM              478160104     7795  122914 SH       Sole             18375      0 104539
MCCORMICK & CO INC NON-VOTING  COM              579780206     4074  105550 SH       Sole             21575      0  83975
MCDONALDS CORP                 COM              580135101      850   26500 SH       Sole                 0      0  26500
MCGRAW HILL COMPANIES INC      COM              580645109      211    2300 SH       Sole                 0      0   2300
MEDTRONIC INC                  COM              585055106     5773  116222 SH       Sole             20200      0  96022
MERCK & CO INC                 COM              589331107     5642  175552 SH       Sole             14600      0 160952
MICROSOFT CORP                 COM              594918104     9885  369956 SH       Sole             48575      0 321381
NORTHERN TRUST CORP            COM              665859104     3453   71075 SH       Sole             10875      0  60200
PEPSICO INC                    COM              713448108      856   16400 SH       Sole                 0      0  16400
PFIZER INC                     COM              717081103     6350  236147 SH       Sole             32975      0 203172
PROCTER & GAMBLE CO            COM              742718109      782   14200 SH       Sole                 0      0  14200
SCHERING PLOUGH CORP COM       COM              806605101      378   18080 SH       Sole                 0      0  18080
SCHLUMBERGER LTD               COM              806857108     1322   19750 SH       Sole                 0      0  19750
SEACHANGE INTL INC COM         COM              811699107     2238  128350 SH       Sole             23300      0 105050
SEALED AIR CORP NEW COM        COM              81211K100      682   12800 SH       Sole                 0      0  12800
SYSCO CORP                     COM              871829107      344    9000 SH       Sole                 0      0   9000
UNITED TECHNOLOGIES CORP       COM              913017109     6632   64172 SH       Sole              9310      0  54862
UNIVISION COMMUNICATIONS INC C COM              914906102     4662  159263 SH       Sole             29640      0 129623
VERIZON COMMUNICATIONS         COM              92343v104      204    5048 SH       Sole                 0      0   5048
WAL-MART STORES INC            COM              931142103     1090   20634 SH       Sole              2000      0  18634
WALT DISNEY CO HOLDING CO      COM              254687106     8338  299916 SH       Sole             48450      0 251466
WEYERHAEUSER CO COM            COM              962166104     1072   15950 SH       Sole                 0      0  15950
WYETH COM                      COM              983024100      520   12200 SH       Sole                 0      0  12200
BP P L C SPONSORED ADR (FRM BP                  055622104      837   14338 SH       Sole                 0      0  14338
GLAXOSMITHKLINE PLC SPONSORED                   37733w105      294    6200 SH       Sole                 0      0   6200
ROYAL DUTCH PETROLEUM CO NY RE                  780257804      475    8272 SH       Sole                 0      0   8272
ISHARES INC MSCI JAPAN                          464286848     3785  346610 SH       Sole             58015      0 288595
ISHARES TR DJ US TECH SEC                       464287721      315    6500 SH       Sole              6500      0   6500
DIAMONDS (DOW JONES INDUSTRIAL                  252787106      827    7696 SH       Sole               257      0   7438
ENERGY SELECT SECTOR SPDR                       81369y506      272    7489 SH       Sole               241      0   7247
FINANCIAL SELECT SECTOR SPDR                    81369y605      476   15582 SH       Sole              5482      0  15100
HEALTHCARE SELECT SECTOR SPDR                   81369y209      626   20730 SH       Sole             10881      0  20249
ISHARES NASDAQ BIOTECHNOLOGY                    464287556     1003   13300 SH       Sole              4600      0  13300
NASDAQ 100 TRUST SHARES                         631100104      331    8300 SH       Sole              8300      0   8300
OIL SERVICE HOLDRS                              678002106     4339   51005 SH       Sole              8500      0  42505
STANDARD & POORS DEPOSITARY RE                  78462f103     3952   32699 SH       Sole              1051      0  31648
DAVIS NY VENTURE FD CL A                                       277    9015 SH       Sole                 0      0   9015
GROWTH FD AMER INC CL R-3 SHAR                                 278   10241 SH       Sole                 0      0  10241
MFS SER TR I VALUE FD CL A                                     276   11924 SH       Sole                 0      0  11924


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